Intangible Assets - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 8,032
2019	6,259
2020	2,482
2021	437
Net book value	$ 17,210	$ 6,437